Cost of goods sold	12 Months Ended
Dec. 31, 2024
Cost Of Goods Sold [Abstract]
Cost of goods sold
4. Cost of goods sold

The components of cost of goods sold for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022

Material and other inventory costs	$539,006	$569,794	$516,377
Inventory change	(27,408)	(9,278)	(10,990)
Payroll and employee related expenses	277,913	257,919	227,897
Energy and Fuel Costs	96,346	104,619	122,012
Depreciation, depletion, and amortization	84,855	79,360	78,571
Freight expense	49,988	55,313	59,529
Distribution expense	77,790	71,343	64,350
Repairs and maintenance	50,892	40,133	33,450
Utilities	3,404	3,436	3,000
Taxes and fees, other than income taxes	16,898	15,934	13,527
Short-term lease rentals	24,810	22,325	13,587
Risk insurance, including loss retention	15,239	12,201	13,167
Travel, training, and other employee expense	3,197	2,877	2,821
Other	4,808	2,136	5,582
Total cost of goods sold	$1,217,738	$1,228,112	$1,142,880